Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Book amount at the beginning of the year	€ 4,040	€ 2,853
Additions and subscriptions	507	1,156
Divestments and reimbursements	(462)	(138)
Share of profit of equity accounted investments	124	77
Share of loss of equity-accounted investments	(353)	(370)
Deduction for dividends	(86)	(100)
Changes in scope of consolidation	2	569
Currency translation differences	(268)	46
Other changes	7	(53)
Book amount at the end of the year	3,511	4,040
Joint Ventures Where EntityIs Venturer [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Book amount at the beginning of the year	2,675	1,275
Additions and subscriptions	63	1,085
Share of profit of equity accounted investments	49	50
Share of loss of equity-accounted investments	(340)	(208)
Deduction for dividends	(41)	(45)
Changes in scope of consolidation		564
Currency translation differences	(127)	12
Other changes	53	(58)
Book amount at the end of the year	2,332	2,675
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Book amount at the beginning of the year	1,197	1,403
Additions and subscriptions	444	63
Divestments and reimbursements	(462)	(138)
Share of profit of equity accounted investments	66	17
Share of loss of equity-accounted investments	(6)	(154)
Deduction for dividends	(13)	(53)
Currency translation differences	(128)	29
Other changes	(35)	30
Book amount at the end of the year	1,063	1,197
Unconsolidated Structured Entities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Book amount at the beginning of the year	168	175
Additions and subscriptions		8
Share of profit of equity accounted investments	9	10
Share of loss of equity-accounted investments	(7)	(8)
Deduction for dividends	(32)	(2)
Changes in scope of consolidation	2	5
Currency translation differences	(13)	5
Other changes	(11)	(25)
Book amount at the end of the year	€ 116	€ 168